BASIS OF PREPARATION AND MATERIAL ACCOUNTING POLICY INFORMATION - Narrative (Details) $ in Millions	Dec. 24, 2024 USD ($) shares
Exchangeable and Class B Shares of BRHC
Disclosure of classes of share capital [line items]
Redeemable and exchangeable partnership units, exchange ratio	1
Common partnership units transferred (in shares)	55
Class A.2 Exchangeable Shares
Disclosure of classes of share capital [line items]
Redeemable and exchangeable partnership units, exchange ratio	1
Ownership cap limits exchange by owing (as a percent)	9.50%
BEPC exchangeable shares outstanding (units)
Disclosure of classes of share capital [line items]
Redeemable and exchangeable partnership units, exchange ratio	1
Common partnership units transferred (in shares)	55
Common Partnership Unit Issued	43,606
Common shares partnership exchange, amount | $	$ 1